UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart J. Zimmer
Title:    Managing Member
Phone:    212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer           New York, New York             August 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:   $321,203.15
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.     Form 13F File Number    Name

1.      28-10735                ZLP Master Utility Fund, Ltd.

2.      28-10775                ZLP Master Opportunity Fund, Ltd.

3.      28-10774                ZLP Master Fund, Ltd.

FORM 13F INFORMATION TABLE
June 30, 2005

COLUMN 1                        COLUMN  2          COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8

                                TITLE                          VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS           CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------           -----       --------   -------   --- ----   ----------  ----   ----  ------  ----
ALLEGHENY ENERGY INC            Com                017361106   62,543.08   2,479,900 SH         SHARED      2,3          X
ATMOS ENERGY CORP               Com                049560105    1,537.92      53,400 SH         SHARED      1            X
BRANDYWINE RLTY TR              Sh Ben Int New     105368203    4,658.80     152,000 SH         SHARED      2            X
CMS ENERGY CORP                 Com                125896100    9,977.25     662,500 SH         SHARED      1,2          X
CONSOLIDATED EDISON INC         Com                209115104    9,789.56     209,000 SH         SHARED      1,2          X
DPL INC                         Com                233293109    4,872.38     177,500 SH         SHARED      1            X
DTE ENERGY CO                   Com                233331107    2,778.14      59,400 SH         SHARED      1,2          X
DOW CHEM CO                     Com                260543103    1,113.25      25,000 SH         SHARED      2            X
FPL GROUP INC                   Com                302571104    7,249.88     172,370 SH         SHARED      1,2          X
GFI GROUP INC                   Com                361652209      373.80      10,500 SH         SHARED      2            X
HUNTSMAN CORP                   Com                447011107    1,161.47      57,300 SH         SHARED      2            X
MAGUIRE PPTYS INC               Com                559775101    2,125.50      75,000 SH         SHARED      2            X
MARKWEST HYDROCARBON INC        Com                570762104    1,122.88      48,400 SH         SHARED      2            X
MASSEY ENERGY CORP              Com                576206106    3,017.60      80,000 SH         SHARED      2            X
NASDAQ 100 TR                   Unit Ser 1         631100104      919.50      25,000 SH         SHARED      2            X
NICOR INC                       Com                654086107    5,557.95     135,000 SH         SHARED      1            X
OGE ENERGY CORP                 Com                670837103      248.88       8,600 SH         SHARED      1            X
OTELCO INC                      Unit 99/99/9999    688823202    4,107.26     268,800 SH         SHARED      3            X
PINNACLE WEST CAP CORP          Com                723484101    6,778.63     152,500 SH         SHARED      1            X
PLUM CREEK TIMBER CO INC        Com                729251108    1,089.00      30,000 SH         SHARED      2            X
SEMPRA ENERGY                   Com                816851109   15,763.90     381,600 SH         SHARED      1,2          X
SOUTHERN UN CO NEW              Com                844030106   15,515.60     632,000 SH         SHARED      1,2          X
TERRA INDS INC                  Com                880915103    2,699.48     396,400 SH         SHARED      2            X
UNISOURCE ENERGY CORP           Com                909205106    8,087.25     263,000 SH         SHARED      1            X
VALOR COMMUNICATIONS GROUP I    Com                920255106    1,477.98     107,100 SH         SHARED      2            X
WILLIAMS COS INC DEL            Com New            969457100    7,077.50     372,500 SH         SHARED      2            X
WISCONSIN ENERGY CORP           Com                976657106   16,185.00     415,000 SH         SHARED      1,2          X
CHENIERE ENERGY INC             Com New            16411R208    2,876.75      92,500 SH         SHARED      2            X
DOLBY LABORATORIES INC          Com                25659T107      330.90      15,000 SH         SHARED      2            X
DOMINION RES INC VA NEW         Com                25746U109    7,926.12     108,000 SH         SHARED      1,2          X
ENTERGY CORP NEW                Com                29364G103   23,118.30     306,000 SH         SHARED      1,2          X
EXELON CORP                     Com                30161N101   17,888.51     348,500 SH         SHARED      1,2          X
FASTCLICK INC                   Com                31188F105      159.25      17,500 SH         SHARED      2            X
GOOGLE INC                      CL A               38259P508      882.45       3,000 SH         SHARED      2            X
GRAVITY CO LTD                  Sponsored ADR      38911N107      645.00      75,000 SH         SHARED      2            X
INTERNATIONAL SECS EXCH INC     CL A               46031W204      376.65      15,000 SH         SHARED      2            X
KEYSPAN CORP                    Com                49337W100   10,175.00     250,000 SH         SHARED      1,2          X
LHC GROUP INC                   Com                50187A107      363.60      20,000 SH         SHARED      2            X
PG&E CORP                       Com                69331C108   18,717.44     498,600 SH         SHARED      1,2          X
PPL CORP                        Com                69351T106   22,255.62     374,800 SH         SHARED      1,2          X
RECKSON ASSOCS RLTY CORP        Com                75621K106    8,139.23     242,600 SH         SHARED      2            X
SEMCO ENERGY INC                Com                78412D109      230.62      38,500 SH         SHARED      1            X
SELECT SECTOR SPDR TR           Sbi Int - Energy   81369Y506    1,297.94      29,200 SH         SHARED      2            X
ARIES MARITIME TRNSPRT LTD      Shs                G0474B105    1,250.00     100,000 SH         SHARED      2            X
EXCEL MARITIME CARRIERS LTD     Com                V3267N107    2,563.93     171,500 SH         SHARED      2            X
GENERAL MARITIME CORP           Shs                Y2692M103    4,176.40      98,500 SH         SHARED      2            X


02192.0001 #593554